Debt - Borrowings Pursuant to Term Loan and Security Agreements (Details) ₩ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2023 USD ($)	Jul. 31, 2016 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 KRW (₩)	May 31, 2022 USD ($)	May 31, 2022 KRW (₩)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 KRW (₩)	Jun. 30, 2021 USD ($)	Dec. 31, 2019	Dec. 31, 2017 KRW (₩)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 KRW (₩)	Jul. 31, 2016 KRW (₩)
Borrowings
Amount outstanding	$ 79,856,000		$ 50,470,000
Borrowings
Borrowings
Amount outstanding			$ 39,840,000
KEB Hana Bank | Borrowings
Borrowings
Principal amount		$ 6,700,000,000																							₩ 9,000.0
Annual interest rate		2.60%	5.20%
Additional extension term (in years)								1 year
Amount outstanding	6,980,000		$ 6,682,000
IBK Industrial Bank | Borrowings
Borrowings
Principal amount																							$ 6,800,000	₩ 9,200.0
Interest rate (as a percent)			4.90%
Amount outstanding	7,135,000		$ 6,831,000
Note payable (one individual investor) | Borrowings
Borrowings
Principal amount																				$ 1,000,000.0
Interest rate (as a percent)			4.00%
Amount of principal and interest outstanding			$ 1,100,000
Amount outstanding	1,000,000		1,000,000
M-Venture Investment, Inc. | Borrowings
Borrowings
Amount outstanding	7,756,000		$ 7,425,000
M-Venture Investment, Inc. | Term loan and security agreement, one
Borrowings
Principal amount																		$ 3,700,000	₩ 5,000.0
Interest rate (as a percent)			6.50%
Amount outstanding			$ 3,100,000			$ 3,000,000.0				₩ 4,000.0
Amount repaid				$ 400,000	₩ 600.0	300,000	₩ 0.4
M-Venture Investment, Inc. | Term loan and security agreement, two
Borrowings
Amount outstanding			$ 4,800,000
M-Venture Investment, Inc. | Term loan and security agreement, two, draw one
Borrowings
Principal amount															$ 700,000	₩ 1,000.0
Interest rate (as a percent)			6.50%
M-Venture Investment, Inc. | Term loan and security agreement, two, draw two
Borrowings
Principal amount															$ 3,700,000	₩ 5,000.0
Interest rate (as a percent)			8.70%
Anapass, Inc, related party | Borrowings
Borrowings
Amount outstanding	10,082,000		$ 9,653,000
Anapass, Inc, related party | Term loan and security agreement, one
Borrowings
Principal amount		$ 4,500,000																							₩ 6,000.0
Interest rate (as a percent)		5.50%																							5.50%
Amount outstanding			$ 4,500,000
Anapass, Inc, related party | Term loan and security agreement, two
Borrowings
Interest rate (as a percent)			5.50%
Amount outstanding			$ 5,200,000
Anapass, Inc, related party | Term loan and security agreement, two, draw one
Borrowings
Principal amount													$ 2,200,000	₩ 3,000.0
Anapass, Inc, related party | Term loan and security agreement, two, draw two
Borrowings
Principal amount											$ 3,000,000.0	₩ 4,000.0
i Best Investment Co., Ltd | Borrowings
Borrowings
Principal amount	$ 10,300,000					$ 10,300,000			₩ 14,000.0	₩ 14,000.0
Interest rate (as a percent)	6.50%					6.50%			6.50%	6.50%
Amount outstanding	$ 10,082,000		7,425,000
i Best Investment Co., Ltd | Term loan and security agreement, draw one
Borrowings
Amount outstanding			3,300,000
i Best Investment Co., Ltd | Term loan and security agreement, draw two
Borrowings
Amount repaid	800,000
i Best Investment Co., Ltd | Term loan and security agreement, draw three
Borrowings
Amount outstanding			1,600,000
i Best Investment Co., Ltd | Term loan and security agreement, draw four
Borrowings
Amount repaid			2,300,000
i Best Investment Co., Ltd | Term loan and security agreement, draw five
Borrowings
Amount outstanding			2,300,000
i Best Investment Co., Ltd | Term loan and security agreement, draw six
Borrowings
Amount outstanding			800,000
Kyeongho Lee | Borrowings
Borrowings
Amount outstanding	$ 1,474,000		824,000
Kyeongho Lee | Promissory notes
Borrowings
Principal amount				400,000				$ 400,000									₩ 500,000.0					₩ 500,000.0
Amount outstanding			$ 700,000
Kyeongho Lee | Promissory notes | Minimum
Borrowings
Interest rate (as a percent)								9.00%													9.00%	9.00%
Kyeongho Lee | Promissory notes | Maximum
Borrowings
Interest rate (as a percent)								7.50%													7.50%	7.50%
Kyeongho Lee | Term loans
Borrowings
Principal amount				$ 100,000				$ 700,000									₩ 110,000.0					₩ 1,000.0
Interest rate (as a percent)			0.00%
Amount outstanding			$ 82,000